Oil and Natural Gas Properties	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Oil and Natural Gas Properties

Note 5 – Oil and Natural Gas Properties

The Company’s oil and natural gas properties are in the continental United States. The oil and natural gas properties include the following:

	March 31, 2019	December 31, 2018
	(in thousands)
Oil and natural gas properties
Proved	$1,730,526	$1,538,379
Unproved	1,070,619	1,089,954
Less: accumulated depreciation, depletion, amortization and impairment	(282,541)	(230,836)

Oil and natural gas properties, net	$2,518,604	$2,397,497

For the three months ended March 31, 2019 and 2018, the Company recorded amortization expense on its unproved oil and natural gas properties of $11.3 million and $7.4 million, respectively, which is reflected in exploration expense on the accompanying condensed consolidated statements of operations. Unproved leasehold amortization reflects consideration of the Company’s drilling plans and the lease terms of its existing unproved properties. No impairment of proved oil and natural gas properties was recorded for the three months ended March 31, 2019 or 2018.

Note 5 – Oil and Natural Gas Properties

The Company’s oil and natural gas properties are in the continental United States. The oil and natural gas properties include the following:

	December 31,
	2018	2017
	(in thousands)
Oil and natural gas properties
Proved	$1,538,379	$750,492
Unproved	1,089,954	1,126,459
Less: accumulated depreciation, depletion, amortization and impairment	(230,836)	(78,307)

Oil and natural gas properties, net	$2,397,497	$1,798,644

There were no exploratory well costs pending determination of proved reserves at December 31, 2018 or 2017 nor any unsuccessful exploratory dry hole costs during the years ended December 31, 2018 and 2016. During the year ended December 31, 2017, there was $1.3 million of pre-drilling costs associated with an exploratory dry hole that is included in exploration costs in the accompanying consolidated statements of operations.